ForeRetirement Variable Annuity

Supplement Dated July 8, 2014 to your

Prospectus and Statement of Additional Information dated May 1, 2014

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

Effective July 1, 2014, BlackRock Investment Management, LLC is no longer a sub-adviser to the BlackRock Capital Appreciation V.I. Fund – Class III, BlackRock Equity Dividend V.I. Fund – Class III and BlackRock Global Allocation V.I. Fund – Class III, (each a “Fund”).

BlackRock Advisors, LLC will remain as the investment adviser to each Fund and will provide investment advisory services to each Fund.  The same portfolio management teams will continue to manage each Fund.

References in your Prospectus and Statement of Additional Information to BlackRock Investment Management, LLC currently serving as sub-adviser to each of the above referenced Funds are hereby deleted.

This Supplement Should Be Retained For Future Reference.

FR-070814-IA-1

ForeRetirement Variable Annuity

Supplement Dated July 8, 2014 to your

Prospectus and Statement of Additional Information dated May 1, 2014

BlackRock High Yield V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

Effective July 1, 2014, BlackRock Financial Management, Inc. is no longer a sub-adviser to the BlackRock High Yield V.I. Fund – Class III and BlackRock U.S. Government Bond V.I. Fund – Class III, (each a “Fund”).

BlackRock Advisors, LLC will remain as the investment adviser to each Fund and will provide investment advisory services to each Fund.  The same portfolio management teams will continue to manage each Fund.

References in your Prospectus and Statement of Additional Information to BlackRock Financial Management, Inc. currently serving as sub-adviser to each of the above referenced Funds are hereby deleted.

This Supplement Should Be Retained For Future Reference.

FR-070814-IA-2